Trade and Other Receivables	12 Months Ended
Mar. 31, 2026
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
8	TRADE AND OTHER RECEIVABLES

	Note	As of 31 March 2025	As of 31 March 2026
		USD’000	USD’000
Trade receivables – third parties	(a)	7,833	6,296
Less: Impairment losses		(283)	(56)
		7,550	6,240

Other receivables – third parties	(b)	26	215
Deposits – third parties		209	343
Prepayments – third parties	(c)	252	788
Advances to contract manufacturers – third parties		2,369	4,439
		2,856	5,785

Total trade and other receivables		10,406	12,025

Movement in the above impairment losses:

Beginning balances		279	283
Charge /(reversal) for the financial year		4	(227)
Ending balance		283	56

(a)	Trade receivables are non-interest bearing and the normal credit terms granted by the Company is 30 to 90 days (2025: 30 to 90 days). They are recognized at their original invoice amounts, which represent their fair values on initial recognition.

(b)	Other receivables from third parties consist mainly of advances to contract manufacturers. The Company expected to be offset with contract manufacturers charges in the next 12 months.

(c)	Prepayments from third parties consist mainly of the subscription of Enterprise Resource Planning (ERP) system and prepaid insurances.
(d)	The ageing analysis of trade receivables of the Company are as follows:

	Expected credit loss rate (%)	Gross	Impairment loss	Net
		USD’000	USD’000	USD’000
At 31 March 2025
Current	4.73%	5,389	(255)	5,134
> 30 days past due	—%	1,079	-	1,079
> 60 days past due	0.58%	859	(5)	854
> 90 days past due	4.55%	506	(23)	483
Total	3.61%	7,833	(283)	7,550

	Expected credit loss rate (%)	Gross	Impairment loss	Net
		USD’000	USD’000	USD’000
At 31 March 2026
Current	1.00%	5,390	(54)	5,336
> 30 days past due	—%	185	—	185
> 60 days past due	1.16%	173	(2)	171
> 90 days past due	—%	548	—	548
Total	0.89%	6,296	(56)	6,240

As part of the Company’s credit risk management, the Company assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Loss allowance for trade receivables has been measured at an amount equal to the lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, and where relevant general economic conditions of the industry in which the debtors operate.

As the Company’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Company’s different customer base.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period. A trade receivable is written off when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

Information of financial risks of the trade and other receivables were disclosed in Note 28 to the financial statements.